Inventories (Information) (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Notes to Consolidated Financial Statements [Abstract]
Finished products	$ 772	$ 709
Work in progress	258	269
Raw materials	216	212
Spare parts	143	142
Total Inventories	1,389	1,332
Less - non-current inventories. Mainly raw materials (presented in non-current assets)	99	106
Current inventories	$ 1,290	$ 1,226